Income Taxes - Correction of Immaterial Error (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Understatement (overstatement) of gross deferred tax assets	$ 167,422
Understatement (overstatement) of gross deferred tax liabilities	14,585
Understatement (overstatement) of valuation allowance	$ 60,695
Immaterial Income Tax Error Correction
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Understatement (overstatement) of gross deferred tax assets		$ 168,964
Understatement (overstatement) of gross deferred tax liabilities		13,946
Understatement (overstatement) of valuation allowance		155,018
Restatement Adjustment | Immaterial Income Tax Error Correction
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Understatement (overstatement) of gross deferred tax assets		(13,800)
Understatement (overstatement) of gross deferred tax liabilities		(48)
Understatement (overstatement) of valuation allowance		$ (13,700)